Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Taxation
Schedule of income tax expense and income tax related to profit

	Thousands of Euros
	31/12/2018	31/12/2017	31/12/2016

Profit before income tax from continuing operations	725,842	695,722	712,752

Tax at 25%	181,461	173,931	178,188
Permanent differences	(2,000)	17,163	8,019
Effect of different tax rates	(29,543)	40,981	14,509
Tax credits (deductions)	(18,226)	(16,092)	(20,163)
Impact related to the US tax legistation modifications	—	(171,169)	—
Prior year income tax expense	381	(8,614)	928
Other income tax expenses/(income)	(637)	(1,792)	(13,272)
Total income tax expense	131,436	34,408	168,209

Deferred tax	(21,189)	(149,444)	(40,161)
Current tax	152,625	183,851	208,370
Total income tax expense	131,436	34,407	168,209

Schedule of deferred tax assets and liabilities

	Thousands of Euros
	Tax effect
	31/12/2018	31/12/2017	31/12/2016

Assets
Provisions	7,936	4,564	3,696
Inventories	41,029	35,619	39,297
Tax credits (deductions)	57,357	49,467	37,685
Tax loss carryforwards	32,769	6,179	10,717
Other	8,611	7,513	3,393
Subtotal, assets	147,702	103,342	94,788
Goodwill	(24,691)	(22,346)	(19,136)
Fixed assets, amortisation and depreciation	(3,922)	(7,780)	(7,062)
Intangible assets	(6,550)	(7,059)	(1,371)
Subtotal, net liabilities	(35,163)	(37,185)	(27,569)
Deferred assets, net	112,539	66,157	67,219

Liabilities
Goodwill	(150,644)	(105,963)	(131,039)
Intangible assets	(220,752)	(201,921)	(392,388)
Fixed assets	(99,819)	(95,029)	(158,060)
Debt cancellation costs	(42,319)	(70,503)	(64,762)
Inventories	—	—	(1,175)
Subtotal, liabilities	(513,534)	(473,416)	(747,424)
Tax loss carryforwards	20,833	15,384	40,358
Provisions	53,290	47,404	61,252
Inventories	5,644	5,063	—
Other	29,369	16,653	45,168
Subtotal, net assets	109,135	84,504	146,778
Net deferred Liabilities	(404,398)	(388,912)	(600,646)

Schedule of movement in deferred tax assets and liabilities

	Thousands of Euros
Deferred tax assets and liabilities	31/12/2018	31/12/2017	31/12/2016
Balance at 1 January	(322,755)	(533,427)	(564,771)
Movements during the year	21,189	149,444	40,161
Movements in equity during the year	—	—	—
Business combination (note 3)	21,328	16,736	—
Translation differences	(11,621)	44,492	(8,817)
Balance at 31 December	(291,859)	(322,755)	(533,427)